Commitments and Contingencies (Schedule of Contractual Obligations and Future Cash Payments) (Footnotes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 72	$ 77	$ 139